Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41712
Entity Registrant Name	Chijet Motor Company, Inc.
Entity Central Index Key	0001957413
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 8, Beijing South Road
Entity Address, Address Line Two	Economic & Technological Development Zone
Entity Address, City or Town	Yantai
Entity Address, Country	CN
Entity Address, Postal Zip Code	264006
Title of 12(b) Security	Class A Ordinary shares, par value $0.003 per share
Trading Symbol	CJET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	4,830,811
Entity Listing, Par Value Per Share | $ / shares	$ 0.003
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Chijet Motor Company, Inc. and subsidiaries (collectively the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows, for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of December 31, 2024 and 2023, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No. 8, Beijing South Road
Entity Address, Address Line Two	Economic & Technological Development Zone
Entity Address, City or Town	Yantai
Entity Address, Country	CN
Entity Address, Postal Zip Code	264006
City Area Code	+86-0535
Local Phone Number	2766221
Contact Personnel Name	Hongwei Mu